PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 3.2%
Airbus SE (France)	50,201	$5,762,850
Raytheon Technologies Corp.(a)	103,383	10,205,970
		15,968,820
Airlines 1.2%
Delta Air Lines, Inc.*	174,424	6,169,377
Automobiles 1.1%
General Motors Co.	139,481	5,657,349
Banks 10.1%
Bank of America Corp.	330,286	12,501,325
Citigroup, Inc.	67,777	3,281,085
JPMorgan Chase & Co.	110,519	15,271,515
PNC Financial Services Group, Inc. (The)	60,847	10,238,116
Truist Financial Corp.	203,102	9,507,205
		50,799,246
Beverages 1.8%
PepsiCo, Inc.	49,018	9,093,329
Biotechnology 3.9%
AbbVie, Inc.	74,854	12,064,968
Amgen, Inc.	26,785	7,671,224
		19,736,192
Building Products 1.6%
Johnson Controls International PLC	122,948	8,168,665
Capital Markets 4.0%
Blackstone, Inc.	59,566	5,452,076
Goldman Sachs Group, Inc. (The)	38,297	14,788,387
		20,240,463
Chemicals 3.4%
DuPont de Nemours, Inc.	81,278	5,730,912
Linde PLC (United Kingdom)	33,308	11,207,476
		16,938,388

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.3%
Cisco Systems, Inc.	129,691	$6,448,236
Consumer Finance 1.2%
SLM Corp.	337,339	5,889,939
Containers & Packaging 1.1%
Crown Holdings, Inc.	68,886	5,663,118
Electric Utilities 1.6%
NextEra Energy, Inc.	94,096	7,969,931
Equity Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc. (a)	47,067	7,324,096
Food & Staples Retailing 2.1%
Walmart, Inc.	69,009	10,518,352
Food Products 1.3%
Mondelez International, Inc. (Class A Stock)	93,642	6,331,136
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	70,130	7,544,585
Health Care Providers & Services 2.6%
Centene Corp.*	79,905	6,955,730
Cigna Corp.	18,779	6,176,226
		13,131,956
Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	38,962	10,628,444
Household Products 2.1%
Procter & Gamble Co. (The)	70,188	10,469,242
Insurance 6.9%
Chubb Ltd.	65,551	14,394,344
Marsh & McLennan Cos., Inc.	36,641	6,345,488
MetLife, Inc.	113,000	8,667,100
RenaissanceRe Holdings Ltd. (Bermuda)	28,973	5,473,290
		34,880,222

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 2.3%
Alphabet, Inc. (Class A Stock)*	83,592	$8,441,956
Meta Platforms, Inc. (Class A Stock)*	28,598	3,377,424
		11,819,380
Life Sciences Tools & Services 1.5%
Danaher Corp.	27,737	7,583,573
Machinery 4.3%
Deere & Co.	17,894	7,891,254
Fortive Corp.	99,191	6,700,352
Otis Worldwide Corp.	88,758	6,931,112
		21,522,718
Multi-Utilities 3.1%
Ameren Corp.	105,851	9,454,611
CenterPoint Energy, Inc.	204,050	6,347,996
		15,802,607
Oil, Gas & Consumable Fuels 10.5%
Chevron Corp.	101,258	18,561,604
ConocoPhillips	110,369	13,631,675
Hess Corp.	68,469	9,853,374
Williams Cos., Inc. (The)	314,851	10,925,330
		52,971,983
Pharmaceuticals 8.7%
AstraZeneca PLC (United Kingdom), ADR	148,160	10,070,435
Bristol-Myers Squibb Co.	215,840	17,327,635
Eli Lilly & Co.	45,180	16,765,395
		44,163,465
Road & Rail 1.2%
Union Pacific Corp.	27,518	5,983,239
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	12,858	7,085,144
Lam Research Corp.	11,680	5,517,398

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (China)	32,879	$5,781,443
QUALCOMM, Inc.	51,557	6,521,445
		24,905,430
Software 2.9%
Microsoft Corp.	34,536	8,811,515
Salesforce, Inc.*	35,914	5,755,219
		14,566,734
Specialty Retail 0.7%
Lowe’s Cos., Inc.	17,090	3,632,479
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	56,831	8,412,693
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.*	28,824	4,365,683

Total Long-Term Investments (cost $316,511,765)		495,301,070

Short-Term Investments 4.1%
Affiliated Mutual Fund 2.3%
PGIM Institutional Money Market Fund (cost $11,629,917; includes $11,618,883 of cash collateral for securities on loan)(b)(we)	11,638,328	11,630,181
Unaffiliated Fund 1.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $9,256,970)	9,256,970	9,256,970

Total Short-Term Investments (cost $20,886,887)		20,887,151

TOTAL INVESTMENTS 102.3% (cost $337,398,652)		516,188,221
Liabilities in excess of other assets (2.3)%		(11,609,791)

Net Assets 100.0%		$504,578,430

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,551,583; cash collateral of $11,618,883 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).